Disposals and other non-operating items - Additional information (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2020
Statement
Proceeds on the disposal of venture fund investment		£ 9
Palantir technologies
Statement
Investments			£ 173
Gross proceeds from disposal of venture fund investment	£ 187